Column Mid Cap Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 94.0%	Shares	Value
Aerospace & Defense - 4.6%
ATI, Inc. (a)	3,522	$355,018
Axon Enterprise, Inc. (a)	2,305	1,245,023
BWX Technologies, Inc.	15,045	2,691,250
Carpenter Technology Corp.	8,801	2,803,470
Curtiss-Wright Corp.	5,916	3,338,340
General Dynamics Corp.	7,553	2,580,331
HEICO Corp.	7,839	2,484,257
HEICO Corp. - Class A	25,243	6,234,264
Hexcel Corp.	55,296	4,215,214
Howmet Aerospace, Inc.	38,245	7,824,544
Huntington Ingalls Industries, Inc.	922	289,158
Karman Holdings, Inc. (a)	20,813	1,395,095
L3Harris Technologies, Inc.	10,998	3,065,033
Textron, Inc.	31,732	2,638,833
Woodward, Inc.	18,009	5,403,240
		46,563,070

Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	19,410	3,083,667
Expeditors International of Washington, Inc.	17,451	2,563,552
GXO Logistics, Inc. (a)	2,287	116,042
		5,763,261

Automobile Components - 0.4%
Aptiv PLC (a)	5,242	406,517
Autoliv, Inc.	2,103	248,133
BorgWarner, Inc.	21,486	925,187
Cie Generale des Etablissements Michelin SCA	23,887	780,854
Gentex Corp.	68,723	1,568,946
Lear Corp.	1,324	142,145
		4,071,782

Automobiles - 0.1%
Ford Motor Co.	73,829	980,449
Lucid Group, Inc. (a)	2,800	38,164
Rivian Automotive, Inc. - Class A (a)	17,606	296,837
		1,315,450

Banks - 3.1%
Bank OZK	1,334	61,391
BOK Financial Corp.	642	72,302
Cadence Bank	5,841	232,705
Citizens Financial Group, Inc.	10,409	563,127
Columbia Banking System, Inc.	3,061	84,851
Comerica, Inc.	4,100	329,558
Commerce Bancshares, Inc.	53,564	2,887,635
Cullen/Frost Bankers, Inc.	1,549	191,642
East West Bancorp, Inc.	44,779	4,777,919
Fifth Third Bancorp	38,430	1,670,168
First Citizens BancShares, Inc. - Class A	245	460,083
First Hawaiian, Inc.	46,726	1,164,412
First Horizon Corp.	14,938	333,715
FNB Corp.	9,646	160,509
Home BancShares, Inc.	4,923	138,139
Huntington Bancshares, Inc.	148,823	2,425,815
KeyCorp	28,121	516,864
M&T Bank Corp.	3,305	628,677
Old National Bancorp	8,019	174,253
Pinnacle Financial Partners, Inc.	2,133	195,553
PNC Financial Services Group, Inc.	1,404	267,771
Popular, Inc.	2,132	244,562
Prosperity Bancshares, Inc.	33,108	2,274,851
Regions Financial Corp.	24,686	628,259
SouthState Bank Corp.	2,008	179,736
Synovus Financial Corp.	4,314	207,935
Truist Financial Corp.	54,833	2,549,735
US Bancorp	64,383	3,157,986
Webster Financial Corp.	4,761	283,756
Westamerica BanCorp	15,058	722,483
Western Alliance Bancorp	3,574	291,388
Wintrust Financial Corp.	22,200	2,975,244
Zions Bancorp NA	4,739	252,257
		31,105,281

Beverages - 0.7%
Brown-Forman Corp. - Class A	820	23,378
Brown-Forman Corp. - Class B	5,775	167,360
Celsius Holdings, Inc. (a)	3,743	153,239
Coca-Cola Consolidated, Inc.	12,834	2,091,300
Coca-Cola Europacific Partners PLC	9,599	880,132
Constellation Brands, Inc. - Class A	3,341	455,646
Heineken NV	12,596	1,026,001
Keurig Dr Pepper, Inc.	5,206	145,247
Molson Coors Beverage Co. - Class B	2,463	114,554
Pernod Ricard SA	14,420	1,299,430
Primo Brands Corp. - Class A	29,409	461,427
		6,817,714

Biotechnology - 1.0%
Alnylam Pharmaceuticals, Inc. (a)	6,636	2,994,362
Avidity Biosciences, Inc. (a)	276	19,789
Biogen, Inc. (a)	6,471	1,178,304
BioMarin Pharmaceutical, Inc. (a)	4,394	245,757
Exelixis, Inc. (a)	7,917	349,694
Halozyme Therapeutics, Inc. (a)	2,886	206,060
Incyte Corp. (a)	4,651	485,844
Moderna, Inc. (a)	3,046	79,135
Natera, Inc. (a)	12,750	3,044,828
Neurocrine Biosciences, Inc. (a)	2,846	433,047
Revolution Medicines, Inc. (a)	2,789	216,873
Roivant Sciences Ltd. (a)	8,968	186,624
United Therapeutics Corp. (a)	1,037	503,982
		9,944,299

Broadline Retail - 0.6%
Coupang, Inc. (a)	40,016	1,126,850
Dillard's, Inc. - Class A	115	77,057
eBay, Inc.	33,921	2,808,320
Ollie's Bargain Outlet Holdings, Inc. (a)	19,202	2,363,958
		6,376,185

Building Products - 2.8%
A O Smith Corp.	20,849	1,375,617
AAON, Inc.	118	11,031
Advanced Drainage Systems, Inc.	37,920	5,778,250
Allegion PLC	37,262	6,186,610
Armstrong World Industries, Inc.	844	160,140
Builders FirstSource, Inc. (a)	12,164	1,365,166
Carlisle Cos., Inc.	1,437	457,066
Fortune Brands Innovations, Inc.	3,295	170,121
Lennox International, Inc.	8,352	4,166,562
Masco Corp.	93,787	6,083,963
Masterbrand, Inc. (a)	35,168	390,013
Owens Corning	2,617	296,349
Resideo Technologies, Inc. (a)	21,382	705,392
Simpson Manufacturing Co., Inc.	1,344	224,959
UFP Industries, Inc.	11,591	1,077,847
Zurn Elkay Water Solutions Corp.	3,476	165,805
		28,614,891

Capital Markets - 7.3%
Affiliated Managers Group, Inc.	6,707	1,803,043
Ameriprise Financial, Inc.	6,698	3,052,546
Ares Management Corp. - Class A	6,962	1,091,990
Bank of New York Mellon Corp.	5,297	593,794
Carlyle Group, Inc.	35,895	1,957,354
Cboe Global Markets, Inc.	2,635	680,278
Evercore, Inc. - Class A	14,579	4,666,301
FactSet Research Systems, Inc.	6,577	1,823,605
Franklin Resources, Inc.	7,210	162,874
Hamilton Lane, Inc. - Class A	43,383	5,376,672
Houlihan Lokey, Inc.	60,096	10,540,838
Intercontinental Exchange, Inc.	18,043	2,838,164
Invesco Ltd.	11,118	271,835
Jefferies Financial Group, Inc.	3,834	220,685
LPL Financial Holdings, Inc.	31,130	11,083,525
MarketAxess Holdings, Inc.	995	163,071
Morningstar, Inc.	664	142,667
MSCI, Inc.	8,383	4,725,665
Nasdaq, Inc.	30,440	2,767,605
Northern Trust Corp.	22,997	3,020,426
Raymond James Financial, Inc.	27,634	4,325,826
Robinhood Markets, Inc. - Class A (a)	25,852	3,321,723
SEI Investments Co.	3,268	264,250
State Street Corp.	6,015	715,905
Stifel Financial Corp.	42,796	5,221,112
T Rowe Price Group, Inc.	15,770	1,614,533
Tradeweb Markets, Inc. - Class A	11,286	1,228,594
		73,674,881

Chemicals - 1.4%
Albemarle Corp.	23,709	3,081,933
Axalta Coating Systems Ltd. (a)	33,780	1,017,791
CF Industries Holdings, Inc.	23,997	1,888,564
Corteva, Inc.	1,590	107,277
DuPont de Nemours, Inc.	21,416	851,714
Eastman Chemical Co.	26,298	1,632,580
International Flavors & Fragrances, Inc.	5,416	376,304
LyondellBasell Industries NV - Class A	7,538	369,287
Mosaic Co.	5,899	144,466
NewMarket Corp.	187	142,780
PPG Industries, Inc.	17,353	1,735,994
RPM International, Inc.	3,512	376,662
Scotts Miracle-Gro Co.	45,384	2,569,642
Westlake Corp.	971	64,873
		14,359,867

Commercial Services & Supplies - 0.8%
ABM Industries, Inc.	18,686	803,498
Clean Harbors, Inc. (a)	1,308	297,649
MSA Safety, Inc.	940	151,622
RB Global, Inc.	13,506	1,326,289
Republic Services, Inc.	16,935	3,675,911
Rollins, Inc.	7,442	457,534
Tetra Tech, Inc.	6,235	216,604
Veralto Corp.	4,282	433,424
Waste Connections, Inc.	1,659	292,896
		7,655,427

Communications Equipment - 0.6%
Ciena Corp. (a)	3,442	702,891
F5, Inc. (a)	6,507	1,556,214
Lumentum Holdings, Inc. (a)	11,072	3,600,171
		5,859,276

Construction & Engineering - 2.4%
AECOM	2,930	302,171
API Group Corp. (a)	7,566	299,311
Comfort Systems USA, Inc.	6,304	6,158,630
Dycom Industries, Inc. (a)	719	259,940
EMCOR Group, Inc.	16,466	10,127,743
Fluor Corp. (a)	5,195	223,021
MasTec, Inc. (a)	10,791	2,307,979
Primoris Services Corp.	679	85,934
Quanta Services, Inc.	10,419	4,843,585
Valmont Industries, Inc.	232	95,809
		24,704,123

Construction Materials - 0.4%
Eagle Materials, Inc.	6,868	1,536,509
James Hardie Industries PLC (a)	4,003	79,179
Martin Marietta Materials, Inc.	2,955	1,841,674
Vulcan Materials Co.	3,090	918,472
		4,375,834

Consumer Finance - 0.6%
Ally Financial, Inc.	9,368	386,898
Credit Acceptance Corp. (a)	1,846	852,797
OneMain Holdings, Inc.	3,794	235,342
SLM Corp.	22,400	656,320
SoFi Technologies, Inc. (a)	27,664	822,174
Synchrony Financial	43,809	3,389,064
		6,342,595

Consumer Staples Distribution & Retail - 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	3,472	309,807
Casey's General Stores, Inc.	4,766	2,718,812
Dollar General Corp.	6,927	758,437
Dollar Tree, Inc. (a)	6,509	721,262
Koninklijke Ahold Delhaize NV	46,874	1,938,678
Kroger Co.	4,826	324,693
Maplebear, Inc. (a)	4,529	190,263
Performance Food Group Co. (a)	3,655	354,791
Sprouts Farmers Market, Inc. (a)	3,339	279,842
Sysco Corp.	66,078	5,035,144
Target Corp.	7,500	679,650
US Foods Holding Corp. (a)	31,239	2,457,572
		15,768,951

Containers & Packaging - 1.1%
AptarGroup, Inc.	1,710	213,322
Avery Dennison Corp.	2,048	353,014
Ball Corp.	27,882	1,380,995
Crown Holdings, Inc.	2,937	284,390
Graphic Packaging Holding Co.	91,492	1,480,341
International Paper Co.	10,217	403,367
Packaging Corp. of America	33,213	6,777,777
Smurfit WestRock PLC	8,529	304,400
		11,197,606

Distributors - 0.6%
Genuine Parts Co.	2,926	381,551
LKQ Corp.	37,939	1,126,409
Pool Corp.	16,562	4,034,503
		5,542,463

Diversified Consumer Services - 0.2%
ADT, Inc.	8,058	66,478
Bright Horizons Family Solutions, Inc. (a)	896	92,073
Frontdoor, Inc. (a)	22,391	1,207,547
H&R Block, Inc.	15,918	670,466
Service Corp. International	3,549	281,897
		2,318,461

Diversified Telecommunication Services - 0.0% (b)
Frontier Communications Parent, Inc. (a)	8,632	327,325
Iridium Communications, Inc.	12	197
		327,522

Electric Utilities - 2.1%
Alliant Energy Corp.	3,831	266,140
Duke Energy Corp.	9,429	1,168,630
Edison International	5,525	325,367
Entergy Corp.	22,008	2,146,220
Evergy, Inc.	37,025	2,874,991
Eversource Energy	27,236	1,829,715
FirstEnergy Corp.	27,024	1,289,585
IDACORP, Inc.	6	791
NRG Energy, Inc.	19,777	3,352,004
OGE Energy Corp.	33,659	1,540,909
PG&E Corp.	38,527	621,055
Pinnacle West Capital Corp.	2,502	227,332
PPL Corp.	36,171	1,334,710
Xcel Energy, Inc.	50,802	4,171,352
		21,148,801

Electrical Equipment - 2.7%
Acuity, Inc.	985	360,924
AMETEK, Inc.	50,212	9,936,453
Bloom Energy Corp. - Class A (a)	5,714	624,197
Emerson Electric Co.	3,888	518,581
Generac Holdings, Inc. (a)	9,987	1,514,329
Hubbell, Inc.	1,304	562,585
Nextpower, Inc. - Class A (a)	4,361	399,555
nVent Electric PLC	2,559	274,504
Rockwell Automation, Inc.	7,183	2,843,462
Sensata Technologies Holding PLC	80,229	2,572,944
Vertiv Holdings Co. - Class A	42,895	7,709,518
		27,317,052

Electronic Equipment, Instruments & Components - 3.6%
Advanced Energy Industries, Inc.	386	81,519
Arrow Electronics, Inc. (a)	27,378	2,957,098
CDW Corp.	23,507	3,390,180
Celestica, Inc. (a)	7,708	2,654,712
Cognex Corp.	1,882	71,704
Fabrinet (a)	1,119	514,080
Flex Ltd. (a)	86,204	5,095,519
IPG Photonics Corp. (a)	5	398
Jabil, Inc.	7,299	1,537,972
Keysight Technologies, Inc. (a)	33,146	6,561,251
Littelfuse, Inc.	309	79,110
Ralliant Corp.	18,453	911,025
Sanmina Corp. (a)	548	85,578
TD SYNNEX Corp.	1,367	208,440
TE Connectivity PLC	16,617	3,757,935
Teledyne Technologies, Inc. (a)	13,556	6,771,493
Vontier Corp.	3,861	140,077
Zebra Technologies Corp. - Class A (a)	5,556	1,404,279
		36,222,370

Energy Equipment & Services - 1.0%
Baker Hughes Co.	57,823	2,902,715
Halliburton Co.	22,911	600,726
Helmerich & Payne, Inc.	37,735	1,052,806
SLB Ltd.	35,269	1,278,149
TechnipFMC PLC	103,658	4,691,561
		10,525,957

Entertainment - 0.7%
Electronic Arts, Inc.	5,100	1,030,353
Liberty Media Corp.-Liberty Formula One - Class A (a)	389	34,185
Liberty Media Corp.-Liberty Formula One - Class C (a)	3,130	300,417
Live Nation Entertainment, Inc. (a)	3,582	470,854
ROBLOX Corp. - Class A (a)	14,041	1,334,316
Roku, Inc. (a)	3,296	319,020
Take-Two Interactive Software, Inc. (a)	5,258	1,293,836
TKO Group Holdings, Inc.	4,949	959,562
Warner Bros Discovery, Inc. (a)	58,451	1,402,824
		7,145,367

Financial Services - 1.0%
Affirm Holdings, Inc. (a)	16,565	1,175,287
Block, Inc. (a)	6,000	400,800
Corpay, Inc. (a)	1,606	475,055
Equitable Holdings, Inc.	27,591	1,288,224
Essent Group Ltd.	2,889	181,314
Global Payments, Inc.	22,152	1,678,235
Jack Henry & Associates, Inc.	8,382	1,462,491
MGIC Investment Corp.	8,484	240,521
Rocket Cos., Inc. - Class A	68,222	1,363,075
Shift4 Payments, Inc. - Class A (a)	1,355	99,972
Voya Financial, Inc.	16,399	1,152,850
WEX, Inc. (a)	5,013	743,729
		10,261,553

Food Products - 0.7%
Archer-Daniels-Midland Co.	10,916	663,038
Bunge Global SA	4,406	423,284
Campbell's Co.	3,481	106,101
Conagra Brands, Inc.	64,130	1,144,721
General Mills, Inc.	23,815	1,127,640
Hershey Co.	2,723	512,142
Hormel Foods Corp.	5,475	127,075
Ingredion, Inc.	1,914	205,832
Kellanova	5,192	434,259
Kraft Heinz Co.	18,942	483,210
Lamb Weston Holdings, Inc.	14,215	839,538
Mondelez International, Inc. - Class A	14,395	828,720
Pilgrim's Pride Corp.	1,041	39,600
Post Holdings, Inc. (a)	1,011	105,174
Tyson Foods, Inc. - Class A	7,009	406,872
		7,447,206

Gas Utilities - 0.5%
Atmos Energy Corp.	2,933	517,293
National Fuel Gas Co.	2,171	178,999
ONE Gas, Inc.	25,748	2,156,138
Southwest Gas Holdings, Inc.	1,404	116,602
Spire, Inc.	16,376	1,451,896
UGI Corp.	3,999	158,160
		4,579,088

Ground Transportation - 1.7%
CSX Corp.	143,150	5,061,784
JB Hunt Transport Services, Inc.	2,394	416,460
Knight-Swift Transportation Holdings, Inc.	4,143	189,750
Landstar System, Inc.	6,550	857,002
Norfolk Southern Corp.	5,461	1,595,104
Old Dominion Freight Line, Inc.	44,518	6,022,840
Ryder System, Inc.	1,543	267,263
Saia, Inc. (a)	722	203,286
U-Haul Holding Co.	3,142	151,162
U-Haul Holding Co. - Series N (a)	282	14,847
XPO, Inc. (a)	13,250	1,882,295
		16,661,793

Health Care Equipment & Supplies - 3.9%
Align Technology, Inc. (a)	26,900	3,959,411
Baxter International, Inc.	8,763	164,219
Becton Dickinson & Co.	12,976	2,517,604
Cooper Cos., Inc. (a)	71,855	5,599,660
Dexcom, Inc. (a)	9,200	583,924
Edwards Lifesciences Corp. (a)	5,625	487,519
Envista Holdings Corp. (a)	55,708	1,164,297
GE HealthCare Technologies, Inc.	53,708	4,296,103
Globus Medical, Inc. - Class A (a)	2,160	196,646
Hologic, Inc. (a)	27,969	2,096,836
IDEXX Laboratories, Inc. (a)	5,721	4,307,227
Insulet Corp. (a)	11,049	3,615,122
Masimo Corp. (a)	1,206	171,771
Medtronic PLC	13,331	1,404,154
ResMed, Inc.	2,878	736,279
Solventum Corp. (a)	24,305	2,072,244
STERIS PLC	5,365	1,428,592
Teleflex, Inc.	289	33,067
Zimmer Biomet Holdings, Inc.	48,122	4,692,857
		39,527,532

Health Care Providers & Services - 4.4%
Cencora, Inc.	30,789	11,358,986
Centene Corp. (a)	88,250	3,471,755
Chemed Corp.	360	158,108
Cigna Group	5,072	1,406,364
DaVita, Inc. (a)	1,254	150,079
Encompass Health Corp.	30,285	3,519,723
Ensign Group, Inc.	1,675	310,779
Guardant Health, Inc. (a)	12,833	1,391,354
Henry Schein, Inc. (a)	42,624	3,178,472
Hims & Hers Health, Inc. (a)	4,303	171,087
Humana, Inc.	2,434	598,204
Labcorp Holdings, Inc.	28,412	7,636,577
McKesson Corp.	1,382	1,217,708
Molina Healthcare, Inc. (a)	1,734	257,083
Quest Diagnostics, Inc.	12,273	2,321,806
Tenet Healthcare Corp. (a)	23,412	5,076,658
Universal Health Services, Inc. - Class B	7,239	1,763,638
		43,988,381

Health Care Technology - 0.1%
Doximity, Inc. - Class A (a)	2,127	109,413
Veeva Systems, Inc. - Class A (a)	2,703	649,504
		758,917

Hotels, Restaurants & Leisure - 2.6%
Aramark	5,364	199,380
Boyd Gaming Corp.	15,436	1,285,819
Carnival Corp. (a)	30,501	786,316
Cava Group, Inc. (a)	2,042	99,833
Churchill Downs, Inc.	8,218	896,502
Darden Restaurants, Inc.	22,119	3,972,130
Domino's Pizza, Inc.	11,750	4,930,652
Dutch Bros, Inc. - Class A (a)	2,745	160,884
Expedia Group, Inc.	2,207	564,308
Hilton Worldwide Holdings, Inc.	20,907	5,959,122
Las Vegas Sands Corp.	8,534	581,677
Marriott International, Inc. - Class A	6,149	1,874,154
MGM Resorts International (a)	4,187	147,759
Norwegian Cruise Line Holdings Ltd. (a)	11,884	219,379
Red Rock Resorts, Inc. - Class A	1,312	76,844
Sodexo SA	16,829	889,814
Texas Roadhouse, Inc.	1,877	328,944
Vail Resorts, Inc.	857	120,160
Viking Holdings Ltd. (a)	35,298	2,357,200
Wyndham Hotels & Resorts, Inc.	11,519	843,191
Yum! Brands, Inc.	2,581	395,435
		26,689,503

Household Durables - 1.8%
Cavco Industries, Inc. (a)	1,530	911,344
DR Horton, Inc.	34,758	5,526,870
Garmin Ltd.	4,103	801,398
Installed Building Products, Inc.	745	199,675
Lennar Corp. - Class B	140	17,303
Mohawk Industries, Inc. (a)	12,488	1,447,359
NVR, Inc. (a)	319	2,394,826
PulteGroup, Inc.	15,927	2,025,755
Somnigroup International, Inc.	28,610	2,618,387
Taylor Morrison Home Corp. (a)	3,371	211,328
Toll Brothers, Inc.	2,843	397,537
TopBuild Corp. (a)	4,437	2,007,742
		18,559,524

Household Products - 0.5%
Church & Dwight Co., Inc.	5,136	437,382
Clorox Co.	2,528	272,872
Kimberly-Clark Corp.	23,709	2,587,126
Reckitt Benckiser Group PLC	18,040	1,397,453
		4,694,833

Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.	14,643	205,881
Clearway Energy, Inc. - Class A	821	28,078
Clearway Energy, Inc. - Class C	2,232	81,736
Ormat Technologies, Inc.	677	76,440
Talen Energy Corp. (a)	1,431	564,200
Vistra Corp.	14,115	2,524,609
		3,480,944

Industrial Conglomerates - 0.1%
3M Co.	7,916	1,361,948

Insurance - 3.2%
Allstate Corp.	4,321	920,287
American Financial Group, Inc.	2,037	280,536
American International Group, Inc.	3,989	303,802
Arch Capital Group Ltd. (a)	4,930	463,026
Assurant, Inc.	1,601	365,284
Axis Capital Holdings Ltd.	2,543	259,996
Brown & Brown, Inc.	37,519	3,017,653
Cincinnati Financial Corp.	3,918	656,618
CNA Financial Corp.	593	27,723
Erie Indemnity Co. - Class A	750	221,617
Everest Group Ltd.	1,199	376,834
First American Financial Corp.	20,033	1,317,370
Globe Life, Inc.	2,464	331,975
Hanover Insurance Group, Inc.	3,946	732,180
Hartford Insurance Group, Inc.	8,202	1,123,920
Kinsale Capital Group, Inc.	274	105,463
Loews Corp.	5,022	541,723
Markel Group, Inc. (a)	1,290	2,683,768
Marsh & McLennan Cos., Inc.	4,985	914,498
Old Republic International Corp.	7,080	326,388
Primerica, Inc.	1,056	271,730
Principal Financial Group, Inc.	6,087	516,299
Progressive Corp.	7,897	1,806,755
Prudential Financial, Inc.	834	90,280
Reinsurance Group of America, Inc.	33,320	6,326,468
RenaissanceRe Holdings Ltd.	15,415	4,025,935
RLI Corp.	2,186	134,789
Ryan Specialty Holdings, Inc.	1,629	94,596
Travelers Cos., Inc.	3,598	1,053,710
Unum Group	3,390	257,538
W R Berkley Corp.	8,227	639,156
Willis Towers Watson PLC	8,143	2,613,903
		32,801,820

Interactive Media & Services - 0.2%
Pinterest, Inc. - Class A (a)	14,356	374,979
Reddit, Inc. - Class A (a)	5,700	1,233,879
		1,608,858

IT Services - 1.9%
Akamai Technologies, Inc. (a)	32,256	2,887,557
Amdocs Ltd.	25,080	1,918,118
Cloudflare, Inc. - Class A (a)	18,396	3,683,063
Cognizant Technology Solutions Corp. - Class A	29,372	2,282,498
EPAM Systems, Inc. (a)	7,955	1,487,585
Gartner, Inc. (a)	1,442	335,611
GoDaddy, Inc. - Class A (a)	3,417	436,898
Kyndryl Holdings, Inc. (a)	6,943	179,338
MongoDB, Inc. (a)	8,406	2,793,902
Twilio, Inc. - Class A (a)	26,059	3,379,592
		19,384,162

Leisure Products - 0.0% (b)
Hasbro, Inc.	1,451	119,852
Mattel, Inc. (a)	4,464	94,280
		214,132

Life Sciences Tools & Services - 3.1%
Agilent Technologies, Inc.	37,256	5,718,796
Bio-Rad Laboratories, Inc. - Class A (a)	8,631	2,803,867
Bio-Techne Corp.	3,151	203,271
Charles River Laboratories International, Inc. (a)	1,048	186,691
ICON PLC (a)	10,314	1,908,090
Illumina, Inc. (a)	2,883	378,970
IQVIA Holdings, Inc. (a)	33,156	7,626,212
Medpace Holdings, Inc. (a)	711	421,239
Mettler-Toledo International, Inc. (a)	795	1,173,992
QIAGEN NV	85,487	4,082,004
Waters Corp. (a)	1,575	635,387
West Pharmaceutical Services, Inc.	24,136	6,691,706
		31,830,225

Machinery - 5.0%
AGCO Corp.	969	102,675
Allison Transmission Holdings, Inc.	8,095	717,703
Chart Industries, Inc. (a)	459	93,613
Crane Co.	637	116,730
Cummins, Inc.	11,823	5,887,617
Donaldson Co., Inc.	3,347	300,895
Dover Corp.	26,351	4,882,313
Esab Corp.	799	89,680
Flowserve Corp.	928	66,213
Fortive Corp.	13,501	722,033
Gates Industrial Corp. PLC (a)	5,801	132,031
Graco, Inc.	4,391	361,994
ITT, Inc.	20,889	3,846,918
JBT Marel Corp.	1,072	150,648
Lincoln Electric Holdings, Inc.	5,839	1,398,032
Middleby Corp. (a)	1,292	152,714
Mueller Industries, Inc.	3,703	406,849
Nordson Corp.	14,595	3,468,648
Oshkosh Corp.	12,193	1,562,899
PACCAR, Inc.	14,225	1,499,599
Parker-Hannifin Corp.	850	732,445
Pentair PLC	57,895	6,092,870
Snap-on, Inc.	10,539	3,583,787
SPX Technologies, Inc. (a)	9,284	1,996,431
Timken Co.	18,481	1,504,169
Toro Co.	17,417	1,214,662
Watts Water Technologies, Inc. - Class A	5,366	1,480,372
Westinghouse Air Brake Technologies Corp.	36,094	7,527,404
Xylem, Inc.	5,043	709,399
		50,801,343

Media - 0.4%
Charter Communications, Inc. - Class A (a)	1,980	396,238
EchoStar Corp. - Class A (a)	2,173	159,259
Fox Corp. - Class A	5,310	347,805
Fox Corp. - Class B	3,277	190,918
Liberty Broadband Corp. - Class A (a)	417	19,311
Liberty Broadband Corp. - Class C (a)	2,919	135,121
New York Times Co. - Class A	4,023	259,483
News Corp. - Class A	10,644	273,338
News Corp. - Class B	3,179	93,558
Nexstar Media Group, Inc.	721	138,533
Omnicom Group, Inc.	19,928	1,427,211
Paramount Skydance Corp.	10,342	165,679
Publicis Groupe SA	7,920	772,421
		4,378,875

Metals & Mining - 0.7%
Alcoa Corp.	4,645	193,882
Coeur Mining, Inc. (a)	4,442	76,714
Commercial Metals Co.	17,627	1,124,250
MP Materials Corp. (a)	314	19,452
Nucor Corp.	5,090	811,804
Reliance, Inc.	12,536	3,501,556
Royal Gold, Inc.	1,705	347,547
Steel Dynamics, Inc.	4,272	716,970
		6,792,175

Multi-Utilities - 1.1%
Ameren Corp.	4,001	425,506
CenterPoint Energy, Inc.	31,662	1,265,847
CMS Energy Corp.	4,159	313,755
Consolidated Edison, Inc.	5,168	518,660
DTE Energy Co.	16,359	2,241,674
NiSource, Inc.	7,536	332,564
Northwestern Energy Group, Inc.	34,504	2,383,881
Public Service Enterprise Group, Inc.	2,606	217,653
WEC Energy Group, Inc.	30,983	3,472,265
		11,171,805

Oil, Gas & Consumable Fuels - 2.9%
Antero Midstream Corp.	9,335	168,123
Antero Resources Corp. (a)	6,133	223,425
APA Corp.	9,852	246,005
Centrus Energy Corp. - Class A (a)	62	16,077
Cheniere Energy, Inc.	8,413	1,753,774
Chord Energy Corp.	190	17,833
ConocoPhillips	11,168	990,490
Coterra Energy, Inc.	164,408	4,412,711
Devon Energy Corp.	18,512	686,055
Diamondback Energy, Inc.	22,271	3,398,332
DT Midstream, Inc.	2,560	310,938
Enterprise Products Partners LP	77,149	2,525,858
EQT Corp.	38,781	2,360,212
Expand Energy Corp.	6,181	753,649
Hess Midstream LP - Class A	1,866	62,847
HF Sinclair Corp.	5,097	269,682
Kinetik Holdings, Inc.	233	8,081
Marathon Petroleum Corp.	11,278	2,184,887
Matador Resources Co.	471	19,970
Murphy Oil Corp.	31,388	1,006,613
Occidental Petroleum Corp.	17,596	739,032
ONEOK, Inc.	17,681	1,287,530
Ovintiv, Inc.	8,564	350,781
Permian Resources Corp.	100,990	1,463,345
Phillips 66	5,869	803,818
Range Resources Corp.	47,488	1,875,301
Targa Resources Corp.	3,857	676,171
Texas Pacific Land Corp.	495	427,824
Viper Energy, Inc. - Class A	2,753	100,567
		29,139,931

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	6,253	512,809

Passenger Airlines - 0.4%
Alaska Air Group, Inc. (a)	1,167	50,018
Delta Air Lines, Inc.	17,253	1,105,917
Southwest Airlines Co.	60,022	2,089,366
United Airlines Holdings, Inc. (a)	8,069	822,715
		4,068,016

Personal Care Products - 0.5%
Estee Lauder Cos., Inc. - Class A	23,594	2,219,488
Kenvue, Inc.	161,207	2,796,941
		5,016,429

Pharmaceuticals - 0.1%
Corcept Therapeutics, Inc. (a)	500	39,700
Elanco Animal Health, Inc. (a)	12,769	297,135
Jazz Pharmaceuticals PLC (a)	1,744	307,868
Royalty Pharma PLC - Class A	4,374	175,048
Viatris, Inc.	33,435	357,420
		1,177,171

Professional Services - 2.7%
Booz Allen Hamilton Holding Corp.	3,164	264,068
Broadridge Financial Solutions, Inc.	31,092	7,091,774
CACI International, Inc. - Class A (a)	2,749	1,696,408
Equifax, Inc.	26,822	5,696,188
ExlService Holdings, Inc. (a)	3,485	138,459
Exponent, Inc.	45,758	3,308,303
Genpact Ltd.	1,869	82,348
KBR, Inc.	1,061	43,735
Leidos Holdings, Inc.	8,803	1,682,253
Paycom Software, Inc.	847	136,511
Paylocity Holding Corp. (a)	298	43,904
SS&C Technologies Holdings, Inc.	15,285	1,313,593
TriNet Group, Inc.	7,384	432,703
Verisk Analytics, Inc.	24,932	5,611,445
		27,541,692

Real Estate Management & Development - 0.9%
CBRE Group, Inc. - Class A (a)	50,467	8,167,075
CoStar Group, Inc. (a)	8,580	590,304
Jones Lang LaSalle, Inc. (a)	1,186	386,268
		9,143,647

Semiconductors & Semiconductor Equipment - 4.1%
Amkor Technology, Inc.	4,189	152,438
Applied Materials, Inc.	8,918	2,249,566
Cirrus Logic, Inc. (a)	257	30,927
Credo Technology Group Holding Ltd. (a)	14,217	2,524,939
Entegris, Inc.	39,512	3,047,956
First Solar, Inc. (a)	2,215	604,518
GLOBALFOUNDRIES, Inc. (a)	2,010	72,038
Lattice Semiconductor Corp. (a)	39,455	2,770,136
MACOM Technology Solutions Holdings, Inc. (a)	11,650	2,038,634
Microchip Technology, Inc.	28,357	1,519,368
MKS, Inc.	1,352	211,439
Monolithic Power Systems, Inc.	13,693	12,709,432
NXP Semiconductors NV	4,200	818,748
ON Semiconductor Corp. (a)	10,363	520,637
Onto Innovation, Inc. (a)	1,390	198,992
Qnity Electronics, Inc.	10,708	868,312
Qorvo, Inc. (a)	2,228	191,363
Rambus, Inc. (a)	2,785	266,162
Skyworks Solutions, Inc.	41,284	2,722,680
Teradyne, Inc.	23,787	4,326,617
Universal Display Corp.	27,157	3,229,782
		41,074,684

Software - 1.9%
ACI Worldwide, Inc. (a)	2,232	104,592
Appfolio, Inc. - Class A (a)	358	81,724
Bentley Systems, Inc. - Class B	70,876	2,973,957
Check Point Software Technologies Ltd. (a)	8,009	1,495,841
Commvault Systems, Inc. (a)	213	26,306
Datadog, Inc. - Class A (a)	8,825	1,412,088
Docusign, Inc. (a)	5,254	364,365
Dolby Laboratories, Inc. - Class A	1,452	97,937
Gen Digital, Inc.	49,514	1,305,684
Guidewire Software, Inc. (a)	11,151	2,408,393
InterDigital, Inc.	4,052	1,449,603
Manhattan Associates, Inc. (a)	1,732	305,611
Riot Platforms, Inc. (a)	9,283	149,735
Rubrik, Inc. - Class A (a)	12,751	883,899
Synopsys, Inc. (a)	6,984	2,919,382
UiPath, Inc. - Class A (a)	10,204	141,427
Zoom Communications, Inc. - Class A (a)	5,495	466,855
Zscaler, Inc. (a)	9,841	2,475,012
		19,062,411

Specialized REITs - 0.0% (b)
Fermi, Inc. (a)	13,369	220,455

Specialty Retail - 3.3%
AutoNation, Inc. (a)	919	194,176
AutoZone, Inc. (a)	1,429	5,650,738
Best Buy Co., Inc.	4,773	378,403
Burlington Stores, Inc. (a)	1,870	471,670
Carvana Co. (a)	5,210	1,951,145
Chewy, Inc. - Class A (a)	646	22,461
Dick's Sporting Goods, Inc.	1,771	365,835
Floor & Decor Holdings, Inc. - Class A (a)	2,919	185,707
GameStop Corp. - Class A (a)	8,052	181,412
Gap, Inc.	9,155	247,826
Lithia Motors, Inc.	711	226,695
Murphy USA, Inc.	580	223,341
Penske Automotive Group, Inc.	458	74,068
Ross Stores, Inc.	61,950	10,925,502
TJX Cos., Inc.	16,249	2,468,548
Tractor Supply Co.	15,085	826,356
Ulta Beauty, Inc. (a)	11,421	6,153,977
Valvoline, Inc. (a)	29,923	936,889
Williams-Sonoma, Inc.	10,670	1,920,707
		33,405,456

Technology Hardware, Storage & Peripherals - 1.0%
Dell Technologies, Inc. - Class C	4,167	555,669
Hewlett Packard Enterprise Co.	32,071	701,393
HP, Inc.	66,331	1,619,803
NetApp, Inc.	18,750	2,091,750
Pure Storage, Inc. - Class A (a)	27,420	2,439,283
Seagate Technology Holdings PLC	3,778	1,045,335
Super Micro Computer, Inc. (a)	10,433	353,157
Western Digital Corp.	8,441	1,378,669
		10,185,059

Textiles, Apparel & Luxury Goods - 0.6%
Amer Sports, Inc. (a)	3,673	136,378
Birkenstock Holding PLC (a)	485	21,015
Columbia Sportswear Co.	6	322
Deckers Outdoor Corp. (a)	4,902	431,523
Levi Strauss & Co. - Class A	2,594	57,146
Lululemon Athletica, Inc. (a)	2,743	505,206
Ralph Lauren Corp.	11,048	4,058,262
Tapestry, Inc.	5,965	651,855
VF Corp.	8,709	152,408
		6,014,115

Trading Companies & Distributors - 1.3%
Air Lease Corp.	2,902	185,525
Applied Industrial Technologies, Inc.	1,152	298,161
Ashtead Group PLC	15,592	998,071
Bunzl PLC	87,147	2,497,087
Core & Main, Inc. - Class A (a)	5,532	267,417
DNOW, Inc. (a)	35,414	494,382
Fastenal Co.	36,743	1,484,417
FTAI Aviation Ltd.	2,017	349,425
GATX Corp.	15,424	2,466,760
MSC Industrial Direct Co., Inc. - Class A	31,453	2,798,059
QXO, Inc. (a)	14,124	264,543
SiteOne Landscape Supply, Inc. (a)	1,093	146,768
Watsco, Inc.	825	285,780
WESCO International, Inc.	1,423	380,524
		12,916,919
TOTAL COMMON STOCKS (Cost $816,858,728)		951,531,897

REAL ESTATE INVESTMENT TRUSTS - COMMON - 3.1%	Shares	Value
Health Care REITs - 0.3%
Healthpeak Properties, Inc.	88,956	1,624,336
Ventas, Inc.	19,033	1,534,631
		3,158,967

Industrial REITs - 0.2%
Americold Realty Trust, Inc.	104,383	1,130,468
EastGroup Properties, Inc.	6,155	1,115,163
		2,245,631

Office REITs - 0.4%
BXP, Inc.	51,157	3,701,721

Residential REITs - 0.5%
Equity LifeStyle Properties, Inc.	14,814	931,356
Equity Residential	47,113	2,909,228
Essex Property Trust, Inc.	5,146	1,356,588
		5,197,172

Retail REITs - 0.7%
Agree Realty Corp.	7,831	589,048
Realty Income Corp.	42,382	2,441,627
Regency Centers Corp.	25,561	1,818,921
Simon Property Group, Inc.	12,482	2,325,646
		7,175,242

Specialized REITs - 1.0%
American Tower Corp.	9,142	1,657,170
Extra Space Storage, Inc.	5,170	688,489
Lamar Advertising Co. - Class A	11,721	1,551,743
Millrose Properties, Inc.	15,968	486,375
Public Storage	6,572	1,804,277
SBA Communications Corp.	9,076	1,763,195
VICI Properties, Inc.	77,478	2,232,916
		10,184,165
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $32,707,563)		31,662,898

PREFERRED STOCKS - 0.1%	Shares	Value
Household Products - 0.1%
Henkel AG & Co. KGaA, 0.00%	16,354	1,321,087
TOTAL PREFERRED STOCKS (Cost $1,304,295)		1,321,087

WARRANTS - 0.0% (b)	Contracts	Value
Specialty Retail - 0.0%(b)
GameStop Corp., Expires 10/30/2026, Exercise Price $32.00 (a)	805	2,689
TOTAL WARRANTS (Cost $0)		2,689

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.8%	Shares	Value
Dreyfus Treasury Securities Cash Management - Institutional Class, 3.81% (c)	934	934
First American Government Obligations Fund - Class X, 3.92% (c)	27,867,992	27,867,991
TOTAL MONEY MARKET FUNDS (Cost $27,868,925)		27,868,925

TOTAL INVESTMENTS - 100.0% (Cost $878,739,511)		1,012,387,496
Other Assets in Excess of Liabilities - 0.0% (b)		256,824
TOTAL NET ASSETS - 100.0%		$1,012,644,320

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.

LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Column Mid Cap Fund
Schedule of Forward Currency Contracts
November 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	12/19/2025	GBP	83,661	USD	110,109	$633
Bank of America	12/19/2025	USD	444,988	GBP	333,460	3,586
Citibank Global Markets, Inc.	12/19/2025	EUR	199,315	USD	230,229	1,322
Citibank Global Markets, Inc.	12/19/2025	GBP	203,242	USD	266,487	2,546
Morgan Stanley	12/19/2025	EUR	328,265	USD	383,791	(2,433)
Morgan Stanley	12/19/2025	USD	7,910,291	EUR	6,677,177	153,167
Morgan Stanley	12/19/2025	USD	4,021,651	GBP	2,974,779	83,923
UBS AG	12/19/2025	EUR	329,121	USD	380,432	1,921
UBS AG	12/19/2025	USD	108,301	GBP	82,463	(856)
Net Unrealized Appreciation (Depreciation)						$243,809

EUR - Euro
GBP - British Pound
USD - United States Dollar

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Column Mid Cap Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$939,932,088	$11,599,809	$–	$951,531,897
Real Estate Investment Trusts - Common	31,662,898	–	–	31,662,898
Preferred Stocks	–	1,321,087	–	1,321,087
Warrants	2,689	–	–	2,689
Money Market Funds	27,868,925	–	–	27,868,925
Total Investments	$999,466,600	$12,920,896	$–	$1,012,387,496

Other Financial Instruments:
Forward Currency Contracts*	$–	$247,098	$–	$247,098
Total Other Financial Instruments	$–	$247,098	$–	$247,098

Liabilities:
Investments:
Other Financial Instruments:
Forward Currency Contracts*	$–	$(3,289)	$–	$(3,289)
Total Other Financial Instruments	$–	$(3,289)	$–	$(3,289)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of November 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.